Condensed Consolidated Interim Balance Sheets [Parenthetical] - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Allowance for Doubtful Accounts Receivable, Current	$ 16,349	$ 10,000
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	150,000,000	150,000,000
Common Stock, Shares, Issued	53,885,279	48,885,107	22,591,292
Common Stock, Shares, Outstanding	53,885,279	48,885,107	22,591,292
Common Stock, Other Shares, Issued	47,909,336	47,909,336	50,000,000
Common Stock, Other Shares, Outstanding	47,909,336	47,909,336	50,000,000
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1	1
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1